Schedule of Fair Values of Stock Options Granted and Assumptions used for Option Pricing Model (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Estimated Fair Value							$ 395,252	$ 339,671
Shares Issuable Under Options Granted	49,005	6,668	99,605				115,150	133,628
Expected Term	3 years				3 years
Expected Dividend	0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Volatility, minimum	78.00%			31.00%	61.00%	26.00%	26.00%	27.00%
Volatility, maximum	83.00%			45.00%	83.00%	45.00%	48.00%	29.00%
Risk Free Interest Rate, minimum	0.71%			0.90%	0.71%	0.22%	0.22%	0.22%
Risk Free Interest Rate, maximum	0.86%			1.08%	1.31%	1.08%	1.08%	1.00%
Minimum [Member]
Stock price	$ 5.10			$ 8.25	$ 5.10	$ 8.25
Exercise price	5.10			$ 8.25	5.10	$ 8.25
Expected Term				2 years		2 years	2 years	2 years
Maximum [Member]
Stock price	7.85			$ 12.45	7.85	$ 20.25
Exercise price	$ 7.85			$ 12.45	$ 7.85	$ 20.25
Expected Term				3 years		3 years	3 years	3 years